Employee Benefit Plans - Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations	$ 312,113		$ 314,844
Fair value of plan assets	(380,168)		(374,424)
Surplus	(68,055)		(59,580)
Present value of unfunded obligations	1,531		1,566
(Pension benefits) accrued benefit liabilities	(66,524)		(58,014)
Pension Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations		$ 58,140		$ 60,161
Fair value of plan assets		(59,092)		(57,168)
Surplus		(952)		2,993
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities		(952)		2,993
Pension Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations	370,253		375,005
Fair value of plan assets	(439,260)		(431,592)
Surplus	(69,007)		(56,587)
Present value of unfunded obligations	1,531		1,566
(Pension benefits) accrued benefit liabilities	(67,476)		(55,021)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	22,400		22,395
(Pension benefits) accrued benefit liabilities	22,400		22,395
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		424		3,546
(Pension benefits) accrued benefit liabilities		$ 424		$ 3,546
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	22,824		25,941
(Pension benefits) accrued benefit liabilities	$ 22,824		$ 25,941